STOCK-BASED COMPENSATION	6 Months Ended	12 Months Ended
	Mar. 31, 2014	Sep. 30, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
STOCK-BASED COMPENSATION
3.	STOCK-BASED COMPENSATION

2013 Stock Incentive Plan

 On June 18, 2013, the Company established the 2013 Stock Incentive Plan (the “2013 Plan”). Under the 2013 Plan, a maximum number of 7,825,388 shares of the Company’s authorized and available common stock could be issued in the form of: Options, Stock Appreciation Rights, sales or bonuses of restricted stock, restricted stock units or dividend equivalent rights, and an award may consist of one such security or benefit, or two or more of them in any combination or alternative.  Commencing with the first business day of each fiscal year of the Company beginning in 2013, such maximum aggregate number of Shares shall be increased by a number equal to the lesser of (A) 3,000,000 Shares, (B) four (4) percent of the number of shares outstanding on the last day of the immediately preceding fiscal year of the Company, or (C) such lesser number of shares as determined by the Company’s Board of Directors (the “Board”). The exercise price of each stock option shall be the fair market value as determined in good faith by the Board at the time each option is granted.  On October 1, 2013, the aggregate number of authorized shares under the Plan was increased by 2,405,809 shares to a total of 10,231,197 shares.

Share-based awards

During the six months ended March 31, 2014, the Company granted options to purchase 220,000 shares of the Company’s common stock to consultants under the 2013 Plan.  The options have a term of 10 years, subject to vesting terms over 3 years and have exercise prices of $0.19 and $0.20.

During the three months ended March 31, 2014, the Company granted options to purchase 2,754,212 shares of the Company’s common stock to employees and options to purchase 1,895,000 shares of common stock to consultants under the 2013 Plan.  The options have terms ranging from 3 to 10 years, are subject to vesting terms over periods ranging from 1 year to 3 years and have exercise prices of $0.35 and $0.37.

The Company recognizes compensation expense for stock option awards on a straight-line basis over the applicable service period of the award.  The service period is generally the vesting period, with the exception of options granted subject to a consulting agreement, whereby the option vesting period and the service period are defined pursuant to the terms of the consulting agreement. Share-based compensation expense for awards granted during the three and six months ended March 31, 2014 were based on the fair market value at period end or grant date fair value estimated using the Black-Scholes Option Pricing Model.  The following assumptions were used to calculate the fair value of share based compensation for the three and six months ended March 31, 2014; Expected volatility, 86-115%, Risk-free interest rate, 0.91% - 2.77%, Expected forfeiture rate, 0.00%, Expected dividend yield, 0.00%, Expected term, 3 to 10 years.

Expected price volatility is the measure by which the Company’s stock price is expected to fluctuate during the expected term of an option.  The Company exited shell company status on June 26, 2013.  In situations where a newly public entity has limited historical data on the price of its publicly traded shares and no other traded financialinstruments, authoritative guidance is provided on estimating this assumption by basing its expected volatility on the historical, expected, or implied volatility of similar entities whose share option prices are publicly available.  In making the determination as to similarity, the guidance recommends the consideration of industry, stage of life cycle, size and financial leverage of such other entities.  The Company’s expected volatility is derived from the historical daily change in the market price of its common stock since it exited shell company status, as well as the historical daily changes in the market price for the peer group as determined by the Company.

For so called “plain vanilla” options granted to employees, the expected term of the options is based upon the simplified method as defined in ASC 718-10-S99 which averages an award’s weighted-average vesting period and the contractual term for share options. The Company will continue to use the simplified method until it has the historical data necessary to provide a reasonable estimate of expected life in accordance with ASC Topic 718. The Company’s estimation of the expected term for stock options not subject to the simplified method is based upon the contractual term of the option award.  For the purposes of estimating the fair value of stock option awards, the risk-free interest rate used in the Black-Scholes calculation is based on the prevailing U.S. Treasury yield.  The Company has never paid any dividends on its common stock and does not anticipate paying dividends on its common stock in the foreseeable future.

Stock-based compensation expense recognized in the Company’s consolidated statements of operations is based on awards ultimately expected to vest, reduced for estimated forfeitures.  Authoritative guidance requires forfeitures to be estimated at the time of grant, and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Due to the Company’s minimal stock-based compensation activity, the Company has not had significant forfeitures of stock options granted to employees, directors and non-employees. Therefore, the Company has estimated the forfeiture rate of its outstanding stock options as zero, but will continually evaluate its historical data as a basis for determining expected forfeitures.

Stock compensation plan activity is as follows:

Common Stock Options

Stock compensation activity under the 2013 Plan is as follows:

	Option Shares Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at October 1, 2013	3,000,000
Awarded	4,869,212	$0.35	-
Exercised	(231,250)	0.40	-
Forfeited	-	-	-
Outstanding at March 31, 2014	7,637,962	$0.36	5.67	$29,600
Vested	2,119,803	$0.37	4.98	$6,100
Vested and expected to vest at March 31, 2014	7,637,962	$0.36	5.67	$29,600

As of March 31, 2014, 2,361,895 shares are available for future grants under the 2013 Plan.  Share-based compensation expense recorded in the Company’s consolidated statement of operations for the three and six months ended March 31, 2014 resulting from stock options awarded to the Company’s employees, directors and consultants was $371,792 and $503,355, respectively.  Of this amount during the three and six months ended March 31, 2014, $263,009 and $349,008, respectively was recorded to Research and Development expenses, and $108,783 and $154,347, respectively was recorded in General and Administrative expenses in the Company’s consolidated statement of operations.

As of March 31, 2014, there is approximately $1,576,053 of unrecognized compensation expense related to unvested stock-based compensation arrangements granted under the 2013 Plan. That cost is expected to be recognized over a weighted average period of 2.31 years.

For the three and six months ended March 31, 2013, the Company did not recognize any stock based compensation expense.

Restricted Stock

On March 24, 2014 the Company issued 300,000 restricted shares of common stock to a consultant as consideration for services to be performed, 150,000 of which vested immediately. The remaining shares are subject to vesting over an 8 month period. During the three months ended March 31, 2014, the Company recorded the fair value of the shares of $51,750 to General and Administrative expenses. The unvested shares of common stock are not considered outstanding shares for accounting purposes until the holders provide the requisite services and the shares vest. As of March 31, 2014, there was $51,750 of unrecognized compensation cost related to non vested restricted stock granted, which is expected to be recognized over a weighted average period of 0.67 years.

	Option Shares Outstanding	Weighted Average Grant Date Fair Value
Nonvested at October 1, 2013	-	-
Awarded	300,000	$0.345
Vested	(150,000)	0.345
Nonvested at March 31, 2014	150,000	$0.345

9.	STOCK-BASED COMPENSATION

2013 Stock Incentive Plan

On June 18, 2013, the Company established the 2013 Stock Incentive Plan (the “2013 Plan”). Under the 2013 Plan, a maximum number of 7,825,388 shares of the Company’s authorized and available common stock could be issued in the form of: options, SARs, sales or bonuses of restricted stock, restricted stock units or dividend equivalent rights, and an award may consist of one such security or benefit, or two or more of them in any combination or alternative. Commencing with the first business day of each fiscal year of the Company beginning in 2013, such maximum aggregate number of Shares shall be increased by a number equal to the lesser of (A) 3,000,000 Shares, (B) four (4) percent of the number of shares outstanding on the last day of the immediately preceding fiscal year of the Company, or (C) such lesser number of shares as determined by the Company’s Board of Directors (the “Board”). The exercise price of each stock option shall be the fair market value as determined in good faith by the Board at the time each option is granted.

As of September 30, 2013, a total of 1,900,000 options have been issued to employees and directors and 1,100,000 options have been issued to consultants. The exercise price of each option has either been equal to the closing price of a share of our common stock on the date of grant or has been determined to be in compliance with Internal Revenue Section 409A.

2009 Stock Incentive Plan

During 2009, ABS established the 2009 Stock Incentive Plan (the “2009 Plan”). Under the 2009 Plan, a maximum number of 707,460 shares of ABS authorized and available common stock could be issued in the form of stock options and other equity interests. Under the terms of the 2009 Plan, options and other equity interests may be granted to employees, officers, directors, consultants and advisors of the Company. The exercise price of each stock option shall be the fair market value as determined in good faith by the at the time each option is granted.

As of September 30, 2013, 579,026 shares of common stock subject to vesting were issued under the 2009 Plan to employees, directors and consultants at fair market value. An additional 116,973 shares were issued to consultants not subject to vesting terms at fair market value. Upon effectiveness of the 2013 Plan and the Merger, the Company ceased making awards under the 2009 Plan.

Share-based awards

During the year ended September 30, 2013, the Company granted options to purchase 1,400,000 and 500,000 shares of the Company’s common stock to employees and a director, respectively, under the 2013 Plan. The options issued to employees have terms ranging from 4.5 to 10 years, subject to vesting terms over 3 years and have exercise prices ranging from $0.37 to $0.40. The options issued to the director have a 4.5 year term, are subject to vesting terms over 3 years and have an exercise price of $0.37.

During the year ended September 30, 2013, the Company also granted options to purchase 1,100,000 shares of the Company’s common stock to consultants under the 2013 Plan. The options issued to consultants have a three year term, are immediately vested and have an exercise price of $0.40.

The Company recognizes compensation expense for stock option awards on a straight-line basis over the applicable service period of the award. The service period is generally the vesting period, with the exception of options granted subject to a consulting agreement, whereby the option vesting period and the service period are defined pursuant to the terms of the consulting agreement. Share-based compensation expense for awards granted during the year ended September 30, 2013 were based on the grant date fair value estimated using the Black-Scholes Option Pricing Model. The following assumptions were used to calculate the fair value of share based compensation for the year ended September 30, 2013; Expected volatility, 76.57% - 111.88%, Risk-free interest rate, 0.88% - 2.40%, Expected forfeiture rate, 0.00%, Expected dividend yield, 0.00%, Expected term, 3.00 – 5.75 years.

Expected price volatility is the measure by which the Company’s stock price is expected to fluctuate during the expected term of an option. The Company exited shell status on June 26, 2013. In situations where a newly public entity has limited historical data on the price of its publicly traded shares and no other traded financial instruments, authoritative guidance is provided on estimating this assumption by basing its expected volatility on the historical, expected, or implied volatility of similar entities whose share option prices are publicly available. In making the determination as to similarity, the guidance recommends the consideration of industry, stage of life cycle, size and financial leverage of such other entities. The Company’s expected volatility is derived from the historical daily change in the market price of its common stock since it exited shell status, as well as the historical daily changes in the market price for the peer group as determined by the Company.

For so called “plain vanilla” options granted to employees, the expected term of the options is based upon the simplified method as defined in ASC 718-10-S99 which averages an award’s weighted-average vesting period and the contractual term for share options. The Company will continue to use the simplified method until it has the historical data necessary to provide a reasonable estimate of expected life in accordance with ASC Topic 718. The Company’s estimation of the expected term for stock options not subject to the simplified method is based upon the contractual term of the option award. For the purposes of estimating the fair value of stock option awards, the risk-free interest rate used in the Black-Scholes calculation is based on the prevailing U.S. Treasury yield. The Company has never paid any dividends on its common stock and does not anticipate paying dividends on its common stock in the foreseeable future.

Stock-based compensation expense recognized in the Company’s consolidated statements of operations is based on awards ultimately expected to vest, reduced for estimated forfeitures. Authoritative guidance requires forfeitures to be estimated at the time of grant, and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Due to the Company’s minimal stock-based compensation activity, the Company has not had significant forfeitures of stock options granted to employees and directors. Therefore, the Company has estimated the forfeiture rate of its outstanding stock options as zero, but will continually evaluate its historical data as a basis for determining expected forfeitures.

Stock compensation plan activity for the years ended September 30, 2013 and 2012 follows:

Common Stock Options

Stock compensation activity under the 2013 Plan for the year ended September 30, 2013 follows:

	Option Shares Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value ($0’s)
Outstanding at October 1, 2012	-
Awarded	3,000,000	$0.38	-	$-
Exercised	-		-	-
Forfeited	-		-	-
Outstanding at September 30, 2013	3,000,000	$0.38	4.88	$-
Vested	1,500,000	$0.37	3.90	$-
Vested and expected to vest at September 30, 2013	3,000,000	$0.38	4.88	$-

As of September 30, 2013, 4,825,388 shares are available for future grants under the 2013 Plan. Share-based compensation expense recorded in the Company’s consolidated statement of operations for the year ended September 30, 2013 resulting from stock options awarded to the Company’s employees, directors and consultants was approximately $288,000. Of this amount during the year ended September 30, 2013, $38,000 was recorded to research and development expenses, and $250,000 was recorded in general and administrative expenses in the Company’s consolidated statement of operations

As of September 30, 2013, there is approximately $996,000 of unrecognized compensation expense related to unvested stock-based compensation arrangements granted under the 2013 Plan. That cost is expected to be recognized over a weighted average period of 2.78 years.

Restricted Stock

Stock compensation activity under the 2009 Plan for the years ended September 30, 2013 and 2012 follows:
	2013	2012
Restricted Stock
Non Vested at October 1	56,844	90,947
Awarded	-	9,691
Vested	(56,844)	(43,794)
Forfeited	-	-
Non Vested at September 30	-	56,844

The weighted average restricted stock award date fair value information for the years ended September 30, 2013 and 2012 follows:

	2013	2012
Non Vested at October 1	$0.0024	$0.0024
Awarded	-	0.0024
Vested	0.0024	0.0024
Forfeited	-	0.0024
Non Vested at September 30	$-	$0.0024

Non-employee restricted shares subject to vesting are revalued at each vesting date and at the end of the reporting period, with all changes in fair value recorded as stock-based compensation expense. There were no changes in fair value during the period from issuance of the shares through April, 2013 when all shares were fully vested and accordingly, no expense has been recorded by the Company.